NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ASSET MANAGEMENT - 1.7%
2,200	Blackrock, Inc.	$ 2,151,116

	AUTOMOTIVE - 1.0%
4,200	Tesla, Inc.(a)	1,230,516

	BANKING - 4.7%
55,500	Bank of America Corporation	2,558,550
12,500	JPMorgan Chase & Company	3,308,125
		5,866,675

	BEVERAGES - 0.9%
7,000	PepsiCo, Inc.	1,074,290

	BIOTECH & PHARMA - 5.8%
4,700	Amgen, Inc.	1,447,882
3,400	Eli Lilly & Company	3,130,142
9,500	Johnson & Johnson	1,567,690
2,200	Vertex Pharmaceuticals, Inc.(a)	1,055,538
		7,201,252
	CHEMICALS - 1.6%
2,700	Air Products and Chemicals, Inc.	853,605
1,500	Ecolab, Inc.	403,515
2,150	Sherwin-Williams Company (The)	778,881
		2,036,001
	COMMERCIAL SUPPORT SERVICES - 1.5%
8,000	Waste Management, Inc.	1,862,240

	CONSTRUCTION MATERIALS - 0.2%
1,100	Vulcan Materials Company	272,041

	DATA CENTER REIT - 1.5%
12,300	Digital Realty Trust, Inc.	1,922,736

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
9,000	Honeywell International, Inc.	$ 1,916,010

	E-COMMERCE DISCRETIONARY - 4.3%
25,300	Amazon.com, Inc.(a)	5,370,684

	ELECTRIC UTILITIES - 1.0%
5,500	NextEra Energy, Inc.	385,935
9,150	Southern Company (The)	821,579
		1,207,514
	ELECTRICAL EQUIPMENT - 1.4%
26,000	Amphenol Corporation, Class A	1,731,600

	ENTERTAINMENT CONTENT - 0.6%
6,300	Walt Disney Company (The)	716,940

	FOOD - 0.4%
2,600	Hershey Company (The)	449,046

	GAS & WATER UTILITIES - 0.3%
3,000	American Water Works Company, Inc.	407,910

	HEALTH CARE FACILITIES & SERVICES - 1.2%
3,200	UnitedHealth Group, Inc.	1,519,872

	HOME CONSTRUCTION - 2.0%
3,300	Lennar Corporation, Class A	394,779
27,500	Masco Corporation	2,067,450
		2,462,229
	HOMEBUILDING - 0.0%(b)
1,650	Millrose Properties, Inc.(a)	37,719

	HOUSEHOLD PRODUCTS - 1.7%
12,125	Procter & Gamble Company (The)	2,107,810

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INFRASTRUCTURE REIT - 0.4%
2,350	American Tower Corporation	$ 483,207

	INSTITUTIONAL FINANCIAL SERVICES - 4.1%
2,600	Goldman Sachs Group, Inc. (The)	1,617,954
11,350	Intercontinental Exchange, Inc.	1,966,160
11,300	Morgan Stanley	1,504,143
		5,088,257
	INSURANCE - 2.1%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,620,533

	INTERNET MEDIA & SERVICES - 8.1%
27,800	Alphabet, Inc., Class A	4,733,784
5,500	Meta Platforms, Inc., Class A	3,675,100
1,700	Netflix, Inc.(a)	1,666,952
		10,075,836
	LEISURE FACILITIES & SERVICES - 0.6%
2,600	McDonald's Corporation	801,658

	MACHINERY - 2.7%
6,300	Caterpillar, Inc.	2,166,885
14,300	Ingersoll Rand, Inc.	1,212,354
		3,379,239
	MEDICAL EQUIPMENT & DEVICES - 4.7%
13,000	Abbott Laboratories	1,794,130
3,800	Danaher Corporation	789,488
4,300	Stryker Corporation	1,660,617
3,100	Thermo Fisher Scientific, Inc.	1,639,776
		5,884,011
	OIL & GAS PRODUCERS - 3.2%
6,600	Chevron Corporation	1,046,892
8,200	Exxon Mobil Corporation	912,906
34,400	Williams Companies, Inc. (The)	2,001,392
		3,961,190

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - CONSUMER STAPLES - 3.4%
1,400	Costco Wholesale Corporation	$ 1,468,054
28,200	Walmart, Inc.	2,780,802
		4,248,856
	RETAIL - DISCRETIONARY - 3.5%
7,800	Home Depot, Inc. (The)	3,093,480
10,600	TJX Companies, Inc. (The)	1,322,456
		4,415,936
	SELF-STORAGE REIT - 0.5%
1,900	Public Storage	576,878

	SEMICONDUCTORS - 8.5%
20,000	Marvell Technology, Inc.	1,836,400
66,000	NVIDIA Corporation	8,244,720
5,000	Teradyne, Inc.	549,300
		10,630,420
	SOFTWARE - 12.4%
4,400	Adobe, Inc.(a)	1,929,664
20,350	Microsoft Corporation	8,078,746
11,000	Oracle Corporation	1,826,660
3,200	Palo Alto Networks, Inc.(a)	609,376
9,900	Salesforce, Inc.	2,948,715
		15,393,161
	SPECIALTY FINANCE - 1.1%
6,800	Capital One Financial Corporation	1,363,740

	TECHNOLOGY HARDWARE - 7.8%
40,200	Apple, Inc.	9,721,968

	TECHNOLOGY SERVICES - 1.7%
5,700	Visa, Inc., Class A	2,067,447

	WHOLESALE - CONSUMER STAPLES - 0.5%
7,500	Sysco Corporation	566,550

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TOTAL COMMON STOCKS (Cost $35,000,587)	$ 122,823,088

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
1,615,426	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, Institutional Class, 4.22% (Cost $1,615,426)(c)	1,615,426

	TOTAL INVESTMENTS - 99.9% (Cost $36,616,013)	$ 124,438,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	97,121
	NET ASSETS - 100.0%	$ 124,535,635

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven-day effective yield as of February 28, 2025.